Accounts Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable

Note 3 - Accounts Payable

	As at
	September 30, 2019	December 31, 2018
Accounts payable	$505,147	$181,831
Trades payable	4,261,835	-
Other payable	29,998	24,307
	$4,796,980	$206,138

Accounts payable include $nil (2018: $28,623) due to a former executive of the Company. The payable balance arose primarily due to consulting charges. The payable is unsecured, non-interest bearing and due on demand.

Accounts payable include $251,498 (2018: $49,441) due to a related party. The payable balance arose primarily due to financing received from a related party to settle outstanding accounts payable. The payable is unsecured, non-interest bearing and due on demand.

Note 4 - Accounts Payable

	As at December 31, 2018 ($)	As at December 31, 2017 ($)
Trade accounts payable and related parties	$181,831	$104,988
Other payable	24,307	24,307
	$206,138	$129,295

Trade accounts payable include $28,623 (2017: $28,623) due to a former executive of the Company, primarily due to the consulting charges. Also included in accounts payable is $49,441 (2017:$0) due to a current executive and significant convertible note holder of the Company, primarily due to payments made on behalf of the Company. The payables are unsecured, non-interest bearing and due on demand.